INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 19, 2020 TO THE PROSPECTUSES DATED AUGUST 28, 2019, AS

PREVIOUSLY SUPPLEMENTED, OF:

Invesco Aerospace & Defense ETF

Invesco BuyBack AchieversTM ETF

Invesco CleantechTM ETF

Invesco Dividend AchieversTM ETF

Invesco Dow Jones Industrial Average Dividend ETF

Invesco DWA Basic Materials Momentum ETF

Invesco DWA Consumer Cyclicals Momentum ETF

Invesco DWA Consumer Staples Momentum ETF

Invesco DWA Energy Momentum ETF

Invesco DWA Financial Momentum ETF

Invesco DWA Healthcare Momentum ETF

Invesco DWA Industrials Momentum ETF

Invesco DWA Momentum ETF

Invesco DWA Technology Momentum ETF

Invesco DWA Utilities Momentum ETF

Invesco Dynamic Biotechnology & Genome ETF

Invesco Dynamic Building & Construction ETF

Invesco Dynamic Energy Exploration & Production ETF

Invesco Dynamic Food & Beverage ETF

Invesco Dynamic Large Cap Growth ETF

Invesco Dynamic Large Cap Value ETF

Invesco Dynamic Leisure and Entertainment ETF

Invesco Dynamic Market ETF

Invesco Dynamic Media ETF

Invesco Dynamic Networking ETF

Invesco Dynamic Oil & Gas Services ETF

Invesco Dynamic Pharmaceuticals ETF

Invesco Dynamic Semiconductors ETF

Invesco Dynamic Software ETF

Invesco Financial Preferred ETF

Invesco FTSE RAFI US 1000 ETF

Invesco FTSE RAFI US 1500 Small-Mid ETF

Invesco Global Listed Private Equity ETF

Invesco Golden Dragon China ETF

Invesco High Yield Equity Dividend AchieversTM ETF

Invesco International Dividend AchieversTM ETF

Invesco NASDAQ Internet ETF

Invesco Raymond James SB-1 Equity ETF

Invesco S&P 100 Equal Weight ETF

Invesco S&P 500 BuyWrite ETF

Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Equal Weight Communication Services ETF

Invesco S&P 500® Equal Weight Consumer Discretionary ETF

Invesco S&P 500® Equal Weight Consumer Staples ETF

Invesco S&P 500® Equal Weight Energy ETF

Invesco S&P 500® Equal Weight Financials ETF

Invesco S&P 500® Equal Weight Health Care ETF

Invesco S&P 500® Equal Weight Industrials ETF

Invesco S&P 500® Equal Weight Materials ETF

Invesco S&P 500® Equal Weight Real Estate ETF

Invesco S&P 500® Equal Weight Technology ETF

Invesco S&P 500® Equal Weight Utilities ETF

Invesco S&P 500 GARP ETF

Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF

Invesco S&P 500® Quality ETF

Invesco S&P 500® Top 50 ETF

Invesco S&P 500 Value with Momentum ETF

Invesco S&P MidCap 400® Equal Weight ETF

Invesco S&P MidCap 400® Pure Growth ETF

Invesco S&P MidCap 400® Pure Value ETF

Invesco S&P MidCap Momentum ETF

Invesco S&P MidCap Quality ETF

Invesco S&P MidCap Value with Momentum ETF

Invesco S&P SmallCap 600® Equal Weight ETF

Invesco S&P SmallCap 600® Pure Growth ETF

Invesco S&P SmallCap 600® Pure Value ETF

Invesco S&P SmallCap Momentum ETF

Invesco S&P SmallCap Value with Momentum ETF

Invesco S&P Spin-Off ETF

Invesco Water Resources ETF

Invesco WilderHill Clean Energy ETF

Invesco Zacks Mid-Cap ETF

Invesco Zacks Multi-Asset Income ETF

(each, a “Fund” and collectively, the “Funds”)

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Index Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Effective immediately, for each Fund, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Summary Information – Principal Risks of Investing in the Fund”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

Effective immediately, the following disclosure replaces the last two sentences of the paragraph entitled “Index Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, a Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of or defend against market events.

Effective immediately, the following disclosure is added to the end of the paragraph entitled “Market Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Principal Risks of Investing in the Funds”:

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to a Fund’s NAV.

Effective immediately, the following disclosure is added after “Money Market Funds Risk” in the section “Additional Information About the Funds’ Strategies and Risks– Additional Risks of Investing in the Funds”:

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Please Retain This Supplement for Future Reference.

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